SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-79910)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 65	[X]
and
REGISTRATION STATEMENT (No. 811-03587)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 65	[X]

Fidelity Financial Trust
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

EXHIBIT INDEX

Exhibit

Exhibit No.

XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 65 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 17th day of February 2015.

Fidelity Financial Trust
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	February 17, 2015
Kenneth B. Robins		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	February 17, 2015
Howard J. Galligan III		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	February 17, 2015
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	February 17, 2015
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	February 17, 2015
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	February 17, 2015
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	February 17, 2015
Joseph Mauriello

/s/Charles S. Morrison	*	Trustee	February 17, 2015
Charles S. Morrison

/s/Robert W. Selander	*	Trustee	February 17, 2015
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	February 17, 2015
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	February 17, 2015
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	February 17, 2015
David M. Thomas
*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated April 1, 2014 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2014.

WITNESS our hands on this first day of April 2014.

/s/James C. Curvey	/s/Charles S. Morrison
James C. Curvey	Charles S. Morrison
/s/Dennis J. Dirks	/s/Robert W. Selander
Dennis J. Dirks	Robert W. Selander
/s/Alan J. Lacy	/s/Cornelia M. Small
Alan J. Lacy	Cornelia M. Small
/s/Ned C. Lautenbach	/s/William S. Stavropoulos
Ned C. Lautenbach	William S. Stavropoulos
/s/Joseph Mauriello	/s/David M. Thomas
Joseph Mauriello	David M. Thomas